COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
Note 9   Commitments and Contingencies

The Company is subject to a patent royalty agreement that requires 3% of Net Product Sales received from commercialization of the patents or other intellectual property acquired in the Merger with NXDE to be paid to NXDE, LLC. No sales have been generated from any of the acquired patents or intellectual property.

The Company acquired a non-exclusive license to a portfolio of 86 patents and is subject to a 6% royalty to Magnus IP GmbH of the Net Sales of all licensed products sold, licensed, leased or otherwise disposed pursuant to the license. No sales have been generated from the licensed intellectual property.

NOTE 7 – COMMITMENTS AND CONTINGENCIES

The Company is subject to a patent royalty agreement that requires 3% of Net Product Sales received from commercialization of the patents or other intellectual property acquired in the Merger with NXDE. To be paid to NXDE, LLC. No sales have been generated from any of the acquired patents or intellectual property.

The Company acquired a non-exclusive license to a portfolio of 86 patents and is subject to a 6% royalty to Magnus IP GmbH of the Net Sales of all licensed products sold, licensed, leased or otherwise disposed pursuant to the license. No sales have been generated from the licensed intellectual property.